UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Hanna Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                 (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of May 31, 2012
		Shares	Value (Note 1)

COMMON STOCKS - 6.25%

Consumer Discretionary - 1.92%
*	Amazon.com, Inc.	100	$21,291
	Dunkin' Brands Group, Inc.	1,000	32,470
	Lennar Corp.	1,000	27,300
*	Mohawk Industries, Inc.	500	34,050
*	Priceline.com, Inc.	70	43,784
	Tractor Supply Co.	200	18,270
	TripAdvisor, Inc.	300	12,864
			190,029
Consumer Staples - 0.68%
*	The Hain Celestial Group, Inc.	400	22,196
*	Monster Beverage Corp.	500	36,300
	Whole Foods Market, Inc.	100	8,861
			67,357
Energy - 0.13%
	Core Laboratories NV	100	12,725
			12,725
Financials - 0.60%
	American Tower Corp. REIT	200	12,975
	Fidelity National Financial, Inc.	1,000	18,840
*	Zillow, Inc.	700	27,426
			59,241
Health Care - 1.71%
*	Biogen Idec, Inc.	200	26,150
*	Cerner Corp.	200	15,592
*	Questcor Pharmaceuticals, Inc.	1,000	41,400
*	Regeneron Pharmaceuticals, Inc.	200	27,130
*	SXC Health Solutions Corp.	400	35,884
*	Fortune Brands Home & Security, Inc.	1,000	22,620
			168,776
Information Technology - 1.21%
*	Apple, Inc.	60	34,664
*	eBay, Inc.	500	19,595
*	Equinix, Inc.	50	8,156
*	SolarWinds, Inc.	500	22,940
*	Sourcefire, Inc.	400	22,064
	Splunk, Inc.	400	13,024
			120,443

	Total Common Stocks (Cost $621,203)		618,571

			(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of May 31, 2012
					Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 7.06%
	*	The Active Bear ETF			1,000	$24,450
		Guggenheim BulletShares 2013 High Yield Corporate Bond ETF			3,000	76,500
		iShares Barclays MBS Bond Fund			4,500	488,070
		iShares Dow Jones US Home Construction Index Fund			1,000	15,270
	*	ProShares Short Russell2000			2,000	56,260
	*	ProShares Short S&P500			1,000	38,110
						698,660

		Total Exchange Traded Products (Cost $697,445)				698,660

SHORT-TERM INVESTMENT - 66.82%
	§	Federated Prime Obligations Fund, 0.17%				6,613,378

		Total Short-Term Investment (Cost $6,613,378)				6,613,378

				Interest	Maturity
			Principal	Rate	Date
US GOVERNMENT OBLIGATION - 18.19%
		United States Treasury Bill	1,800,000	0.00%	8/2/2012	1,799,845

		Total US Government Obligation (Cost $1,799,798)				1,799,845

Total Value of Investments (Cost $9,731,824) - 98.32%						$9,730,454

Other Assets Less Liabilities - 1.68%						166,300

	Net Assets - 100%					$9,896,754

*	Non-income producing investment		The following acronyms are used in this portfolio:
§	Represents 7 day effective yield		REIT - Real Estate Investment Trust
			NV - Naamloze Vennootschap

						(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of May 31, 2012

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	1.92%	$ 190,029
	Consumer Staples	0.68%	67,357
	Energy	0.13%	12,725
	Financials	0.60%	59,241
	Health Care	1.71%	168,776
	Information Technology	1.21%	120,443
	Exchnage Traded Products	7.06%	698,660
	U.S. Government Obligations	18.19%	1,799,845
	Other	66.82%	6,613,378
	Total	98.32%	$9,730,454

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$8,504
Aggregate gross unrealized depreciation				(24,944)

Net unrealized depreciation				$(16,440)

				(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of May 31, 2012
	Shares	Value (Note 1)

SECURITIES SOLD SHORT

COMMON STOCKS
BlackRock, Inc.	700	$133,973
* Celgene Corp.	2,000	136,489
Hewlett-Packard Co.	7,000	157,766

Total (Premiums Received $413,158)		$428,228

		(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of May 31, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of May 31, 2012

Note 1 - Investment Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	618,571	618,571	-	-
Exchange Traded Products	$ 698,660	$ 698,660	$ -	$ -
U.S. Government Obligations	1,799,845	1,799,845	-	-
Short-Term Investment	6,613,378	6,613,378	-	-
Total Assets	$9,730,454	$ 9,730,454	$ -	$ -

Liabilities	Total	Level 1	Level 2	Level 3
Securities Sold Short	$ 428,228	$ 428,228	$ -	$ -
Total Liabilities	$ 428,228	$ 428,228	$ -	$ -

Option Valuation
Options are valued at their last quoted sales price as of 4:00 p.m. Eastern Time, the Fund’s valuation time.  If an option is not traded on the valuation date, the option is priced at the mean of the last quoted bid and ask prices as of the valuation time.  Options are valued with prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or NBBO pricing information.  An option may be valued using fair value pricing when (i) the option does not trade on the valuation date and a reliable last quoted ask price at the valuation time is not readily available or (ii) the Fund’s investment advisor does not believe the price provided by the pricing services reflects the market value of the option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hanna Investment Trust

By: (Signature and Title)	/s/ Mark Hanna
Date: July 28, 2012	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark Hanna
Date: July 28, 2012	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Hanna Investment Trust